Deferred Taxation	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Deferred Taxation
38	DEFERRED TAXATION

Deferred tax assets and liabilities are offset when there is a legally enforceable right of offsetting and when the deferred income taxes relate to the same authority. The following amounts, determined after appropriate offsetting, are shown in the consolidated statement of financial position:

	2017	2016
	RMB million	RMB million
Deferred tax assets	122	79
Deferred tax liabilities	(18)	(86)

Net deferred tax assets/(liabilities)	104	(7)

Movements in the net deferred tax assets/(liabilities) were as follows:

	2017	2016
	RMB million	RMB million
At 1 January	(7)	235
Credited/(charged) to profit or loss (note 14)	162	(146)
Charged to other comprehensive income	(51)	(96)

At 31 December	104	(7)

The deferred tax assets and liabilities (prior to the offsetting of balances within the same tax jurisdiction) were made up of the taxation effects of the following:

	2017	2016
	RMB million	RMB million
Deferred tax assets:
Impairment provision for obsolete flight equipment spare parts	51	22
Impairment provision for receivables	64	70
Impairment provision for property, plant and equipment	104	11
Derivative financial instruments	82	15
Impairment provision for available-for-sale investments	25	25
Other payables and accruals	29	88
Aged payables	5	7

	360	238

Deferred tax liabilities:
Depreciation and amortization	(56)	(85)
Available-for-sale investments	(162)	(123)
Derivative financial instruments	(38)	(37)

	(256)	(245)

	104	(7)

Movements in the net deferred tax assets/(liabilities) of the Group for the year were as follows:

			(Charged)/
	At the	(Charged)/	credited to other	At the
	beginning of	credited to	comprehensive	end of
	the year	profit or loss	income	the year
	RMB million	RMB million	RMB million	RMB million
For the year ended 31 December 2017
Impairment provision for flight equipment spare parts	22	29	—	51
Impairment provision for receivables	70	(6)	—	64
Impairment provision for property, plant and equipment	11	93	—	104
Derivative financial instruments	15	78	(11)	82
Impairment provision for available-for-sale investments	25	—	—	25
Other payables and accruals	88	(59)	—	29
Aged payables	7	(2)	—	5

	238	133	(11)	360

Depreciation and amortization	(85)	29	—	(56)
Available-for-sale investments	(123)	—	(39)	(162)
Derivative financial instruments	(37)	—	(1)	(38)

	(245)	29	(40)	(256)

Net deferred tax assets/(liabilities)	(7)	162	(51)	104

			(Charged)/
	At the	(Charged)/	credited to other	At the
	beginning of	credited to	comprehensive	end of
	the year	profit or loss	income	the year
	RMB million	RMB million	RMB million	RMB million
For the year ended 31 December 2016
Impairment provision for flight equipment spare parts	43	(21)	—	22
Impairment provision for receivables	80	(10)	—	70
Impairment provision for property, plant and equipment	26	(15)	—	11
Derivative financial instruments	25	—	(10)	15
Impairment provision for available-for-sale investments	25	—	—	25
Other payables and accruals	89	(1)	—	88
Tax losses	133	(133)	—	—
Aged payables	—	7	—	7

	421	(173)	(10)	238

Depreciation and amortization	(136)	51	—	(85)
Available-for-sale investments	(39)	(24)	(60)	(123)
Derivative financial instruments	(11)	—	(26)	(37)

	(186)	27	(86)	(245)

Net deferred tax assets/(liabilities)	235	(146)	(96)	(7)

As at the reporting date, the Group had the following balances in respect of which deferred tax assets have not been recognized:

	2017		2016
	Deferred	Temporary	Deferred	Temporary
	taxation	differences	taxation	differences
	RMB million	RMB million	RMB million	RMB million
Tax losses carried forward	42	167	409	1,637
Other deductible temporary differences	6	27	32	128

Total unrecognized deferred tax assets	48	194	441	1,765

In accordance with the PRC tax law, tax losses can be carried forward, for a period of five years, to offset against future taxable income. The Group’s tax losses carried forward will expire between 2018 and 2022.

As at 31 December 2017, management carried out an assessment to determine whether future taxable profits will be available to utilize the tax losses and deductible temporary differences. As there are still uncertainties around the Group’s future operating results, such as future fuel prices and market competition, management assessed that for certain subsidiaries there are significant uncertainties that future taxable profits will be available and the deferred tax assets arising from aforementioned tax losses and deductible temporary differences were not recognized.